Amplify Weight Loss Drug & Treatment ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Health Care - 97.7% (a)
AbbVie, Inc.	575	$131,382
Amgen, Inc.	575	188,203
Arrowhead Pharmaceuticals, Inc. (b)	1,663	110,407
AstraZeneca PLC - ADR	1,424	130,908
Chugai Pharmaceutical Co. Ltd.	3,400	178,801
CSPC Pharmaceutical Group Ltd.	104,000	112,638
Eli Lilly & Co.	339	364,317
Hanmi Pharm Co. Ltd.	81	25,415
Hims & Hers Health, Inc. (b)	2,699	87,637
Innovent Biologics, Inc. (b)(c)(d)	13,000	127,353
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H (b)	3,200	29,293
Merck & Co., Inc.	1,239	130,417
Novo Nordisk AS - ADR	6,805	346,238
Pfizer, Inc.	5,307	132,144
Regeneron Pharmaceuticals, Inc.	244	188,336
Roche Holding AG	317	131,322
Scholar Rock Holding Corp. (b)	1,045	46,032
Shionogi & Co. Ltd.	7,300	132,312
Viking Therapeutics, Inc. (b)	1,450	51,011
Zealand Pharma AS (b)	839	61,531
TOTAL COMMON STOCKS (Cost $2,839,192)		2,705,697

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (e)	34,566	34,566
TOTAL MONEY MARKET FUNDS (Cost $34,566)		34,566

TOTAL INVESTMENTS - 98.9% (Cost $2,873,758)		2,740,263
Other Assets in Excess of Liabilities - 1.1%		30,214
TOTAL NET ASSETS - 100.0%		$2,770,477

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $127,353 or 4.6% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of December 31, 2025, the value of these securities total $127,353 or 4.6% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Weight Loss Drug & Treatment ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,705,697	$–	$–	$2,705,697
Money Market Funds	34,566	–	–	34,566
Total Investments	$2,740,263	$–	$–	$2,740,263

Refer to the Schedule of Investments for further disaggregation of investment categories.